Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
EQUITY

NOTE 12 — EQUITY

Ordinary shares

The authorized number of Ordinary Shares was 50,000 with par value of $1 per share. On March 12, 2018, the Company issued 10,000 shares to four shareholders in exchange for US$10,000.

As of December 31, 2023, the Company had 121,110,000 ordinary shares issued and outstanding.

On February 15, 2024, the Company announced a change in ADS to ordinary share ratio from each ADS representing two ordinary shares to each ADS representing six ordinary shares. Such ADS ratio change became effective on February 20, 2024.

In August 2024, the Company issued 48,000,000 ordinary shares to its shareholders, officers, directors and consultants pursuant to 2024 Share Incentive Plan.

On June 12, 2025, the Company announced another change in ADS to ordinary share ratio from one ADS representing six ordinary shares to one ADS representing sixty ordinary shares. Such ADS Ratio Change is expected to become effective at the beginning of trading on or about June 16, 2025.

On July 17, 2025, the Company held an extraordinary general meeting and passed the following resolutions: (i) resolved as an ordinary resolution, that the Company’s authorized share capital be amended with immediate effect by: (a) re-designating and re-classifying 400,000,000 authorized ordinary shares of par value of US$0.0001 each (including all of the existing issued ordinary shares) as 400,000,000 Class A ordinary shares, where the rights of the existing ordinary shares shall be the same as the Class A ordinary shares; and (b) cancelling 100,000,000 authorized but unissued ordinary shares and creating a new class of shares comprising of 100,000,000 Class B ordinary shares, which will be entitled to fifty (50) votes per share, such that the authorized share capital of the Company shall become US$50,000 divided into (a) 400,000,000 Class A ordinary shares of a par value of US$0.0001 each and (b) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each (collectively, the “Share Capital Reorganization”); (ii) resolved as an ordinary resolution, that the authorized share capital of the Company be increased with effect immediately after the Share Capital Reorganization taking effect from US$50,000 divided into (a) 400,000,000 Class A ordinary shares of a par value of US$0.0001 each and (b) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each to US$1,000,000 divided into (a) 9,900,000,000 Class A ordinary shares of a par value of US$0.0001 each and (b) 100,000,000 Class B ordinary shares of a par value of US$0.0001 each, by creation of an additional 9,500,000,000 Class A ordinary shares of a par value of US$0.0001 each (the “Increase of Authorized Share Capital”); (iii) resolved as a special resolution, that the proposed second amended and restated memorandum and articles of association of the Company (the “Second Restated MAA”) be adopted in their entirety and in substitution for and to the exclusion of the existing memorandum and articles of the Company with effect immediately after both the Share Capital Reorganization and the Increase of Authorized Share Capital taking effect; (iv) resolved as a special resolution, that subject to the Share Capital Reorganization, Increase of Authorized Share Capital and Second Restated MAA taking effect and the Company’s receipt of the consent to repurchase and application for shares duly executed by RongDe Holdings Limited (“RongDe”), 54,790,000 Class A ordinary shares held by RongDe be repurchased by the Company in consideration of and out of the proceeds of the Company’s new issuance of 54,790,000 Class B ordinary shares to RongDe; and (v) resolved as an ordinary resolution, that the extraordinary general meeting be adjourned to a later date or dates, if necessary.

On November 20, 2025, the Company closed an equity financing to raise gross proceeds of approximately $4.9 million by issuance of 5,800,000 ADSs, represented by 348,000,000  ordinary shares, at $0.85 per unit. Among the 348,000,000 ordinary shares,

As of December 31, 2024, the Company had 169,110,000 ordinary shares issued and outstanding. As of December 31, 2025, the Company had 462,320,000 Class A Ordinary Shares issued and outstanding and 54,790,000 Class B Ordinary Shares issued and outstanding, respectively.

Profit appropriation and restricted net assets

Relevant PRC laws and regulations permit the PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the statutory reserves. The statutory reserves require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under the PRC laws and regulations, the PRC subsidiaries, VIE and VIE’s subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB 130 million as of December 31, 2023. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIE and VIE’s subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIE and VIE’s subsidiaries due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.